SAVINGS PLAN - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
DSS holding
401(k) contribution expense	$ 226,670	$ 353,989	$ 375,042